Prepayments and Other Receivables	9 Months Ended
Sep. 30, 2025
Prepayments and Other Receivables.
Prepayments and Other Receivables

6. Prepayments and Other Receivables

	September 30,	December 31,
	2025	2024
	€1,000	€1,000
Prepayments	1,903	2,410
Other receivables	1,467	835
Accrued income from Rett Syndrome Research Trust	502	502
	3,872	3,747

All receivables are considered short-term and due within one year. At September 30, 2025 and December 31, 2024 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At September 30, 2025 other receivables consisted principally of amounts receivable from research collaboration partners, accrued income and deposits. At December 31, 2024 other receivables consisted principally of accrued grant income and deposits. As at September 30, 2025 and December 31, 2024 the accrued grant income relating to Rett Syndrome Research Trust (“RSRT”) includes the initial fair value of the warrants issued to RSRT that was accounted for as a reduction of the transaction price. The RSRT agreement is described in Note 14. Other Income.